Commitments, Charges and Contingent Liabilities (Details Narrative) $ in Thousands	Dec. 07, 2026 ILS (₪)	Aug. 03, 2023 ILS (₪)	Jun. 06, 2023 USD ($)	Jun. 06, 2023 ILS (₪)	Apr. 17, 2023 ILS (₪)	Mar. 06, 2023 ILS (₪)	Feb. 14, 2023 ILS (₪)	Jan. 31, 2023	Sep. 30, 2022 ILS (₪)
IfrsStatementLineItems [Line Items]
Contingent liabilities									₪ 3,501,659
Counterclaim against the plaintiff		₪ 1,000,000		₪ 100,000,000
Compensation received			$ 35,000,000		₪ 42,000,000
Claim amount						₪ 8,000,000
Compensation approved					420,000,000
Punitive damages amount	₪ 1,600,000				₪ 84,000,000
Cann pharmaceutical ltd [member]
IfrsStatementLineItems [Line Items]
Contingent liabilities							₪ 7,875,189
Percentage of voting equity interests acquired								100.00%